Leases (Tables)	3 Months Ended
Mar. 31, 2021
Leases
Schedule of outstanding principal balances on finance lease facility

	As at
	March 31, 2021	December 31, 2020
Japanese Leases No.1 and 2	25,334,100	26,531,100
Japanese Lease No.3	12,534,000	13,119,000
CMBFL Leases No.1 to 4	70,626,794	72,459,942
Ocean Yield ASA	54,395,820	55,729,620
Japanese Lease No.4	21,450,033	21,949,099
China Huarong Leases	40,831,237	41,992,081
Finance lease obligations	225,171,984	231,780,842
Amounts representing interest and deferred finance fees	(32,001,178)	(34,076,458)
Finance lease obligations, net of interest and deferred finance fees	193,170,806	197,704,384
Current portion of finance lease obligations	19,271,036	19,084,775
Current portion of deferred finance fees	(619,211)	(630,553)
Non-current portion of finance lease obligations	176,370,274	181,250,674
Non-current portion of deferred finance fees	(1,851,293)	(2,000,512)
Total finance lease obligations, net of deferred finance fees	193,170,806	197,704,384

Schedule of future minimum lease payments required under the finance lease facilities

Maturity analysis of the Company’s finance lease facilities for each year are as follows:

As at
March 31, 2021
2021 (1)	19,914,481
2022	26,470,805
2023	38,028,900
2024	24,179,292
2025	75,863,062
2026 - 2030	40,715,444
Finance lease obligations	225,171,984
Amounts representing interest and deferred finance fees	(32,001,178)
Finance lease obligations, net of interest and deferred finance fees	193,170,806
(1)	Nine-month period ending December 31, 2021.